Property and Equipment, net (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment

	March 31,	December 31,
	2022	2021
	(Unaudited)
Office equipment	$4,015	$1,526
Furniture and fixtures	2,550	2,607
Automobile	32,000	—
Property and equipment, gross	38,565	4,133
Less: Accumulated depreciation	(1,173)	(299)
Property and equipment, net	$37,392	$3,834